ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 5 – ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities on September 30, 2023 and December 31, 2022.

	September 30, 2023	December 31, 2022
Sales tax payable	$1,302	$3,957
Accrued interest payable	23,350	50,330
Payroll tax liabilities	99,145	95,106
Total accrued liabilities	$123,797	$149,393

The Company is in arrears on its payroll tax payments as of September 30, 2023. As of September 30, 2023, the “payroll tax liabilities” were comprised of approximately $49,791 in tax due, and $49,354 in interest and penalties, respectively.